Deposits	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposits

Note 11: Deposits
Table 11.1 presents a summary of the time certificates of deposit (CDs) and other time deposits issued by domestic and foreign offices.

Table 11.1: Time Certificates of Deposit

	December 31,
(in billions)	2016	2015
Total domestic and foreign	$107.9	98.5
Domestic:
$100,000 or more	46.7	48.9
$250,000 or more	42.0	43.0
Foreign:
$100,000 or more	11.6	9.5
$250,000 or more	11.6	9.5

Substantially all CDs and other time deposits issued by domestic and foreign offices were interest bearing and a significant portion of our foreign time deposits with a denomination of $100,000 or more have maturities of less than 7 days.
The contractual maturities of these deposits are presented in Table 11.2.

Table 11.2: Contractual Maturities of CDs and Other Time Deposits

(in millions)	December 31, 2016
2017	$85,427
2018	9,584
2019	3,742
2020	2,504
2021	2,149
Thereafter	4,485
Total	$107,891

The contractual maturities of the domestic time deposits with a denomination of $100,000 or more are presented in Table 11.3.

Table 11.3: Contractual Maturities of Domestic Time Deposits

(in millions)	2016
Three months or less	$15,000
After three months through six months	15,863
After six months through twelve months	12,218
After twelve months	3,573
Total	$46,654

Demand deposit overdrafts of $548 million and $523 million were included as loan balances at December 31, 2016 and 2015, respectively.